Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of summary of Company's stock option activity
	Number of shares December 31			Weighted average exercise price December 31			Weighted average Contractual Term (in years)			Aggregate Intrinsic Value ($000)
	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
Outstanding, beginning of year	65,270	104,400	136,653	$20.68	$20.73	$21.46
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited or expired	(20,812)	(39,130)	(32,253)	21.89	20.82	23.81
Outstanding, end of year	44,458	65,270	104,400	$20.11	$20.68	$20.73	0.99	1.41	1.93	$49,828	$0.00	$0.00
Exercisable, end of year	43,189	57,487	92,336	$20.25	$21.39	$21.11	0.97	1.24	1.75	$46,859	$0.00	$0.00